Commitments and Contingencies - Schedule of Maturities of Lease Liability Due Under Lease Agreements (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Aggregate Minimum Payments, 2020	$ 1,987
Aggregate Minimum Payments, 2021	2,035
Aggregate Minimum Payments, 2022	1,879
Aggregate Minimum Payments, 2023	1,888
Aggregate Minimum Payments, 2024	1,929
Aggregate Minimum Payments, Thereafter	1,221
Aggregate Minimum Payments, Present value of imputed interest	(2,531)
Aggregate Minimum Payments, Present value of lease payments	$ 8,408